Share Based Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Share Based Compensation [Abstract]
Schedule of Changes in the RSUs	A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2023 is as follows:
		Weighted
		Average
		Grant Date
	Number of RSUs	Fair Value
Awarded and unvested as of July 1, 2022	—	$—
Granted	90,000	$7.69
Cancelled/forfeited	—	$—
Vested	(30,000)	$7.69
Awarded and unvested as of June 30, 2023	60,000	$7.69
Expected to vest as of June 30, 2023	60,000	$7.69

Schedule of Share Option Activities	The following table summarized the Company’s share option activities for the year ended June 30, 2023:
			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2022	6,549,067	0.46	4.35	0.32	31,620,241
Granted	522,000	$2.88	4.25	$0.76	—
Cancelled/forfeited	(290,125)	$1.32	—	0.94	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2023	6,780,942	$0.55	3.36	$1.26	40,483,123
Options vested and exercisable on June 30, 2023	4,367,538	$0.05	2.91	$1.50	27,787,774

Schedule of Key Assumptions Used to Determine the Fair Value of the Options at the Grant Date	The key assumptions used to determine the fair value of the options at the grant date were as follows:
	For the Year Ended June 30,
	2023	2022
Expected volatility	53.3%	50.0% ~ 53.3%
Risk-free interest rate	2.6%	2.5% ~ 2.8%
Expected dividend yield	0.0%	0.0%
Exercise multiple	2.2 ~ 2.8	2.2 ~ 2.8